UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F/A

                            FORM 13F COVER PAGE

          Report for the Quarter Ended June 30, 1999.

Check here if Amendment [ X ]; Amendment Number:   1
This Amendment (Check only one.):  [ X ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          McGarr Capital Management Corporation
Address:       2911 Turtle Creek Blvd., Suite 907
               Dallas, Texas  75219

13F File Number:   028-06900

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Chambers
Title:         Chief Financial Officer
Phone:         (214) 522-2577
Signature, Place, and Date of Signing:

      /s/Robert L. Chambers     Dallas, TX             August 11, 1999
      ---------------------     -----------            ---------------

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           18

Form 13F Information Table Value Total:           $265,501


List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                            FORM 13F INFORMATION TABLE

                         TITLE                                                                            VOTING AUTHORITY
                          OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER           CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS    SOLE     SHARED    NONE
--------------           -----   ---------   --------  ----------  ---    ----  --------  ---------  --------  -------  -------
BRISTOL MYERS SQUIBB CO  COM     110122108    22,667      321,800   SH            SOLE                 321,800
CISCO SYS INC            COM     17275R102    22,540      349,800   SH            SOLE                 349,800
DELL COMPUTER CORP       COM     247025109    32,194      870,100   SH            SOLE                 870,100
FEDERAL NATL MTG ASSN    COM     313586109    33,142      485,600   SH            SOLE                 485,600
GOLDMAN SACHS GROUP INC  COM     38141G104     1,604       22,200   SH            SOLE                  22,200
HOUSEHOLD INTL INC       COM     441815107    26,658      562,700   SH            SOLE                 562,700
INTEGRATED SURGICAL SYS
 INC                     COM     45812Y108        59       20,000   SH            SOLE                  20,000
I I S INTELLIGENT INFO   ORD SH
 LTD                     NEW     449633205        10       10,000   SH            SOLE                  10,000
INTELLIGENT POLYMERS    UNIT EX
 LTD                     093000  45815V200       553       13,200   SH            SOLE                  13,200
MCI WORLDCOM INC         COM     55268B106    10,164      118,100   SH            SOLE                 118,100
MONSANTO CO              COM     611662107    24,746      625,500   SH            SOLE                 625,500
PFIZER INC               COM     717081103    20,568      188,700   SH            SOLE                 188,700
PLAYTEX PRODS INC        COM     72813P100    37,350    2,400,000   SH            SOLE               2,400,000
RADICA GAMES LTD         ORD     G7342H107       453       48,000   SH            SOLE                  48,000
RECOTON CORP             COM     756268108       455       50,000   SH            SOLE                  50,000
SCHERING PLOUGH CORP     COM     806605101    22,638      431,200   SH            SOLE                 431,200
SEAGATE TECHNOLOGY       COM     811804103     9,520      371,500   SH            SOLE                 371,500
UNAPIX ENTMT INC         COM     904270105       128       40,000   SH            SOLE                  40,000